Financial Instruments - Summary of Information Regarding Notes Issued and Repaid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
6.50% Notes, Due 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notes, repaid date	December 2017
Debt instrument, principal amount		$ 1,000
Debt instrument, interest rate		6.50%
1.65% Notes, Due 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notes, repaid date	September 2017
Debt instrument, principal amount		$ 550
Debt instrument, interest rate		1.65%
1.30% Notes, Due 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notes, repaid date	February 2017
Debt instrument, principal amount		$ 550
Debt instrument, interest rate		1.30%
3.35% notes, due 2026 [member]
Disclosure of detailed information about borrowings [Line Items]
Notes, issued date		May 2016
Debt instrument, principal amount	$ 500	$ 500
Debt instrument, interest rate	3.35%	3.35%
0.875% Notes, Due 2016 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notes, repaid date		May 2016
Debt instrument, principal amount		$ 500
Debt instrument, interest rate		0.875%